Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 24 ❑ Variable Interest Entities

ASC 810 defines a VIE as an entity where the equity investors, as a group, lack either (1) the power through voting rights, or similar rights, to direct the activities of an entity that most significantly impact the entity's economic performance, (2) the obligation to absorb the expected losses of the entity, (3) the right to receive the expected residual returns of the entity, or (4) when the equity investors, as a group, do not have sufficient equity at risk for the entity to finance its activities by itself. A variable interest is a contractual ownership, or other interest, that fluctuates with changes in the fair value of the VIE's net assets exclusive of variable interests. Under ASC 810, as amended, a primary beneficiary is required to consolidate a VIE when it has a variable interest in a VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant.

Consolidated Variable Interest Entities. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking and consumer lending operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights or similar rights to direct the activities that most significantly impact the trusts' economic performance. In situations where the retention of MSR and other retained interests, including residual interests and subordinated bonds, results in FHN potentially absorbing losses or receiving benefits that are significant to the trusts, FHN is considered the primary beneficiary, as it is also assumed to have the power as servicer to most significantly impact the activities of such VIEs. Consolidation of the trusts results in the recognition of the trusts' proceeds as restricted borrowings since the cash flows on the securitized loans can only be used to settle the obligations due to the holders of the trusts' securities.

In February 2012, FHN notified the trustee of its intent to exercise cleanup calls on certain consolidated on-balance sheet consumer loan securitizations representing approximately 20 percent of the aggregate carrying value for such trusts. The cleanup calls are expected to be completed in first quarter 2012, at which time the trusts will be terminated and the cash payments will reduce Term borrowings in the Consolidated Statements of Condition.

Included in the consolidated proprietary residential mortgage securitizations are three HELOC securitization trusts that have entered a rapid amortization period and for which FHN is obligated to provide subordinated funding. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities while FHN continues to make advances to borrowers when they draw on their lines of credit. FHN then transfers the newly generated receivables into securitization trusts and is reimbursed only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on the related monoline insurers' policies, which protect bondholders in the securitization, exceed a certain level, FHN may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers have priority for repayment. Each of these securitization trusts is currently consolidated by FHN due to its status as the Master Servicer for the securitization and the retention of a significant residual interest. Consistent with the consolidated nature of these trusts, amounts funded from monoline insurance policies are considered as additional restricted term borrowings in FHN's Consolidated Statements of Condition.

The monoline insurers in each of these securitizations also hold a contingent right to remove FHN as Master Servicer in the event that draws on the related insurance policies remain unreimbursed for a specified period of time. In two of the HELOC securitizations, this threshold had been reached as of December 31, 2011. In February 2012, FHN reached an agreement with the applicable insurers for the transfer of Master Servicer status for those securitization trusts. Accordingly, these trusts will be considered as non-consolidated VIE's prospectively from the time of the agreement. FHN's holding of a unilateral call right to reclaim specific assets in the trusts precludes sale accounting for the related securitization transactions. Thus, even though FHN has been removed as Master Servicer, the related transactions will be accounted for as secured borrowings, with the associated loans and secured debt remaining within FHN's consolidated financial statements, and the related financial effects will be minimal.

FHN has established certain rabbi trusts related to deferred compensation plans offered to its employees. FHN contributes employee cash compensation deferrals to the trusts and directs the underlying investments made by the trusts. The assets of these trusts are available to FHN's creditors only in the event that FHN becomes insolvent. These trusts are considered VIEs as there is no equity at risk in the trusts because FHN provided the equity interest to its employees in exchange for services rendered. FHN is considered the primary beneficiary of the rabbi trusts as it has the power to direct the activities that most significantly impact the economic performance of the rabbi trusts through its ability to direct the underlying investments made by the trusts. Additionally, FHN could potentially receive benefits or absorb losses that are significant to the trusts due to its right to receive any asset values in excess of liability payoffs and its obligation to fund any liabilities to employees that are in excess of a rabbi trust's assets.

The following table summarizes VIEs consolidated by FHN as of December 31, 2011:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$4,914	N/A
Loans, net of unearned income	640,778	N/A
Less: Allowance for loan losses	31,826	N/A

Total net loans	608,952	N/A

Other assets	13,418	58,690

Total assets	$627,284	$58,690

Liabilities:
Term borrowings	$620,127	N/A
Other liabilities	92	50,508

Total liabilities	$620,219	$50,508

The following table summarizes VIEs consolidated by FHN as of December 31, 2010:

	On-Balance Sheet Consumer Loan Securitizations	Rabbi Trusts Used for Deferred Compensation Plans
(Dollars in thousands)	Carrying Value	Carrying Value

Assets:
Cash and due from banks	$3,143	N/A
Loans, net of unearned income	757,491	N/A
Less: Allowance for loan losses	47,452	N/A

Total net loans	710,039	N/A

Other assets	19,658	61,323

Total assets	$732,840	$61,323

Liabilities:
Noninterest-bearing deposits	$1,203	N/A
Term borrowings	754,521	N/A
Other liabilities	101	57,218

Total liabilities	$755,825	$57,218

Nonconsolidated Variable Interest Entities

Low Income Housing Partnerships. First Tennessee Housing Corporation ("FTHC"), a wholly-owned subsidiary, makes equity investments as a limited partner in various partnerships that sponsor affordable housing projects utilizing the Low Income Housing Tax Credit ("LIHTC") pursuant to Section 42 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the limited partnerships include the identification, development, and operation of multi-family housing that is leased to qualifying residential tenants generally within FHN's primary geographic region. LIHTC partnerships are considered VIEs because FTHC, as the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. FTHC could absorb losses that are significant to the LIHTC partnerships as it has a risk of loss for its initial capital contributions and funding commitments to each partnership. The general partners are considered the primary beneficiaries because managerial functions give them the power to direct the activities that most significantly impact the partnerships' economic performance and the general partners are exposed to all losses beyond FTHC's initial capital contributions and funding commitments.

New Market Tax Credit LLCs. First Tennessee New Markets Corporation ("FTNMC"), a wholly-owned subsidiary of FTB, makes equity investments through wholly-owned subsidiaries as a limited member in various limited liability companies ("LLCs") that sponsor community development projects utilizing the New Market Tax Credit ("NMTC") pursuant to Section 45 of the Internal Revenue Code. The purpose of these investments is to achieve a satisfactory return on capital and to support FHN's community reinvestment initiatives. The activities of the LLCs include serving or providing investment capital for low-income communities within FHN's primary geographic region. A portion of the funding of FTNMC's investment in an NMTC LLC is obtained via a loan from an unrelated third-party that is typically a community development enterprise. The NMTC LLCs are considered VIEs because FTNMC, as the holder of the equity investment at risk, does not have the ability to direct the activities that most significantly affect the performance of the entity through voting rights or similar rights. While FTNMC could absorb losses that are significant to the NMTC LLCs as it has a risk of loss for its initial capital contributions, the managing members are considered the primary beneficiaries because managerial functions give them the power to direct the activities that most significantly impact the NMTC LLCs' economic performance and the managing members are exposed to all losses beyond FTNMC's initial capital contributions.

Small Issuer Trust Preferred Holdings. FTBNA holds variable interests in trusts which have issued mandatorily redeemable preferred capital securities ("trust preferreds") for smaller banking and insurance enterprises. FTBNA has no voting rights for the trusts' activities. The trusts' only assets are junior subordinated debentures of the issuing enterprises. The creditors of the trusts hold no recourse to the assets of FTBNA. These trusts meet the definition of a VIE because the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. Based on the nature of the trusts' activities and the size of FTBNA's holdings, FTBNA could potentially receive benefits or absorb losses that are significant to the trusts regardless of whether a majority of a trust's securities are held by FTBNA. However, since FTBNA is solely a holder of the trusts' securities, it has no rights which would give it the power to direct the activities that most significantly impact the trusts' economic performance and thus it cannot be considered the primary beneficiary of the trusts. FTBNA has no contractual requirements to provide financial support to the trusts.

On-Balance Sheet Trust Preferred Securitization. In 2007, FTBNA executed a securitization of certain small issuer trust preferreds for which the underlying trust meets the definition of a VIE because the holders of the equity investment at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entity's economic performance. FTBNA could potentially receive benefits or absorb losses that are significant to the trust based on the size and priority of the interests it retained in the securities issued by the trust. However, since FTBNA did not retain servicing or other decision making rights, FTBNA is not the primary beneficiary as it does not have the power to direct the activities that most significantly impact the trust's economic performance. Accordingly, FTBNA has accounted for the funds received through the securitization as a term borrowing in its Consolidated Statements of Condition. FTBNA has no contractual requirement to provide financial support to the trust.

Proprietary Trust Preferred Issuances. FHN has previously issued junior subordinated debt totaling $309.3 million to First Tennessee Capital I ("Capital I") and First Tennessee Capital II ("Capital II"). In first quarter 2011, FHN redeemed all $103.1 million of the subordinated debentures issued to Capital I leaving balances of Capital II outstanding as of December 31, 2011. Capital I (as of December 31, 2010 only) and Capital II are considered VIEs because FHN's capital contributions to these trusts are not considered "at risk" in evaluating whether the holders of the equity investments at risk in the trusts have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN cannot be the trusts' primary beneficiary because FHN's capital contributions to the trusts are not considered variable interests as they are not "at risk". Consequently, Capital I and Capital II are not consolidated by FHN.

Proprietary & Agency Residential Mortgage Securitizations. FHN holds variable interests in proprietary residential mortgage securitization trusts it established prior to 2008 as a source of liquidity for its mortgage banking operations. Except for recourse due to breaches of representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. Based on their restrictive nature, the trusts are considered VIEs as the holders of equity at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. While FHN is assumed to have the power as servicer to most significantly impact the activities of such VIEs, in situations where FHN does not have the ability to participate in significant portions of a securitization trust's cash flows, it is not considered the primary beneficiary of the trust. Therefore, these trusts are not consolidated by FHN.

Prior to third quarter 2008, FHN transferred first lien mortgages to government agencies, or GSE, for securitization and retained MSR and other various interests in certain situations. Except for recourse due to breaches of standard representations and warranties made by FHN in connection with the sale of the loans to the trusts, the creditors of the trusts hold no recourse to the assets of FHN. Additionally, FHN has no contractual requirements to provide financial support to the trusts. The agencies' status as Master Servicer and the rights they hold consistent with their guarantees on the securities issued provide them with the power to direct the activities that most significantly impact the trusts' economic performance. Thus, such trusts are not consolidated by FHN as it is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts.

In relation to certain agency securitizations, FHN purchased the servicing rights on the securitized loans from the loan originator and holds other retained interests. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the trusts' economic performance. As the agencies serve as Master Servicer for the securitized loans and hold rights consistent with their guarantees on the securities issued, they have the power to direct the activities that most significantly impact the trusts' economic performance. Thus, FHN is not considered the primary beneficiary even in situations where it could potentially receive benefits or absorb losses that are significant to the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Holdings & Short Positions in Agency Mortgage-Backed Securities. FHN holds securities issued by various agency securitization trusts. Based on their restrictive nature, the trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power through voting rights, or similar rights, to direct the activities that most significantly impact the entities' economic performance. FHN could potentially receive benefits or absorb losses that are significant to the trusts based on the nature of the trusts' activities and the size of FHN's holdings. However, FHN is solely a holder of the trusts' securities and does not have the power to direct the activities that most significantly impact the trusts' economic performance, and is not considered the primary beneficiary of the trusts. FHN has no contractual requirements to provide financial support to the trusts.

Commercial Loan Troubled Debt Restructurings. For certain troubled commercial loans, FTBNA restructures the terms of the borrower's debt in an effort to increase the probability of receipt of amounts contractually due. Following a troubled debt restructuring, the borrower entity typically meets the definition of a VIE as the initial determination of whether an entity is a VIE must be reconsidered and economic events have proven that the entity's equity is not sufficient to permit it to finance its activities without additional subordinated financial support or a restructuring of the terms of its financing. As FTBNA does not have the power to direct the activities that most significantly impact such troubled commercial borrowers' operations, it is not considered the primary beneficiary even in situations where, based on the size of the financing provided, FTBNA is exposed to potentially significant benefits and losses of the borrowing entity. FTBNA has no contractual requirements to provide financial support to the borrowing entities beyond certain funding commitments established upon restructuring of the terms of the debt that allows for preparation of the underlying collateral for sale.

Managed Discretionary Trusts. FHN serves as manager over certain discretionary trusts, for which it makes investment decisions on behalf of the trusts' beneficiaries in return for a reasonable management fee. The trusts meet the definition of a VIE since the holders of the equity investments at risk do not have the power, through voting rights or similar rights, to direct the activities that most significantly impact the entities' economic performance. The management fees FHN receives are not considered variable interests in the trusts as all of the requirements related to permitted levels of decision maker fees are met. Therefore, the VIEs are not consolidated by FHN because it is not the trusts' primary beneficiary. FHN has no contractual requirements to provide financial support to the trusts.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2011:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$70,923	$-	Other assets
New market tax credit LLCs (b)(c)	20,932	-	Other assets
Small issuer trust preferred holdings (d)	447,156	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	61,956	52,218	(e)
Proprietary Trust Preferred Issuances (f)	N/A	206,186	Term borrowings
Proprietary & agency residential mortgage securitizations	497,794	-	(g)
Holdings of agency mortgage-backed securities (d)	3,211,442	-	(h)
Short positions in agency mortgage-backed securities (f)	N/A	736	Trading liabilities
Commercial loan troubled debt restructurings (i)(j)	91,600	-	Loans, net of unearned income
Managed discretionary trusts (f)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.

(d)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(e)	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.

(f)	No exposure to loss due to the nature of FHN's involvement.

(g)

Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.

(h)	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.

(i)

Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(j)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

The following table summarizes VIEs that are not consolidated by FHN as of December 31, 2010:

(Dollars in thousands)	Maximum Loss Exposure	Liability Recognized	Classification
Type

Low income housing partnerships (a)(b)	$88,923	$-	Other assets
Small issuer trust preferred holdings (c)	465,157	-	Loans, net of unearned income
On-Balance sheet trust preferred securitization	62,920	51,241	(d)
Proprietary trust preferred issuances (e)	N/A	309,279	Term borrowings
Proprietary & agency residential mortgage securitizations	404,282	-	(f)
Holdings of agency mortgage-backed securities (c)	2,967,845	-	(g)
Short positions in agency mortgage-backed securities (e)	N/A	1,804	Trading liabilities
Commercial loan troubled debt restructurings (h)(i)	119,353	-	Loans, net of unearned income
Managed discretionary trusts (e)	N/A	N/A	N/A

(a)	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.

(b)	A liability is not recognized because investments are written down over the life of the related tax credit.

(c)	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.

(d)	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.

(e)	No exposure to loss due to the nature of FHN's involvement.

(f)

Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.

(g)	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.

(h)

Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.

(i)	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.

See other disclosures – Indemnification agreements and guarantees section of Note 18 – Contingencies and Other Disclosures for information regarding FHN's repurchase exposure for claims that FHN breached its standard representations and warranties made in connection with the sale of loans to proprietary and agency residential mortgage securitization trusts.